UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                       FORM 13F COVER PAGE Report
  for the Calendar Year or Quarter Ended: December, 31st, 2008

  Check here if Amendment [ ]; Amendment Number: _____ This Amendment
    (Check only one.):                        [ ] is a restatement.
                                              [ ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:     Toscafund Asset Management LLP

  Address:  7th Floor, 90 Long, Acre, London, WC2E 9RA

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name: Nichola Jane Wood

  Title: Compliance Officer/Partner

  Phone: +44 207 845 6100

  Signature, Place, and Date of Signing



  /s/ Nichola J Wood
  ______________________________________





  Report Type (Check only one.):


  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



  List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


        Form 13F File Number            Name

        28-13207
        [Repeat as necessary.

                              FORM 13F SUMMARY PAGE


  Report Summary:


  Number of Other Included Managers: None

  Form 13F Information Table Entry Total: 3

  Form 13F Information Table Value Total: 37,641
                                                    (thousands)


  List of Other Included Managers:


  Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.         Form 13F File Number                 Name

                    28-13207
        ____



        [Repeat as necessary.]


                                                      FORM 13F INFORMATION TABLE

 ----------------- -------- --------- -------- ------------------------------- ----------- ---------- ------------------------------
      COLUMN 1     COLUMN 2 COLUMN 3  COLUMN 4             COLUMN 5             COLUMN 6    COLUMN 7            COLUMN 8
 ----------------- -------- --------- -------- ------------------------------- ----------- ---------- ------------------------------
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- ------------------------------
   NAME OF ISSUER  TITLE OF   CUSIP     VALUE  SHRS OR PRN AMT SH/PRN PUT/CALL INVESTMENT    OTHER            VOTING AUTHORITY
                     CLASS            (x$1000)                                 DISCRETION   MANGERS
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- ------------------------------
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
                                                                                                          SOLE        SHARED   NONE
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
 PHOENIX COMPANIES    COM   71902E109  35,194     10,762,777                      SOLE       NONE      10,762,777
        INC
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
   SARA LEE CORP      COM   803111103    112        11,500                        SOLE       NONE        11,500
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
 WASHINGTON MUTUAL    COM   939322103   2,334    108.571.428                      SOLE       NONE      108,571,428
        INC
 ----------------- -------- --------- -------- --------------- ------ -------- ----------- ---------- -------------- -------- ------
